CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income		$ 863	$ 1,247	$ 797
Adjustments to reconcile net income to net cash from operating activities:
Other policy revenue		(790)	(781)	(413)
Accretion on investments		(758)	(597)	(216)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired		1,418	1,237	632
Deferral of policy acquisition costs		(1,632)	(1,332)	(1,121)
Gains on investments and derivatives		(733)	(1,071)	(604)
Provisions for credit losses		21	123	24
Income from real estate partnerships, investment funds and corporations		(744)	(354)	(190)
Distributions from real estate partnerships, investment funds and corporations		499	499	91
Interest credited to policyholders’ account balances		2,072	2,204	633
Change in fair value of embedded derivatives		503	63	249
Depreciation and amortization		218	206	50
Deferred income taxes		21	(150)	12
Changes in operating assets and liabilities:
Insurance-related liabilities		888	2,503	3,341
Deposit liabilities		(95)	(20)	(100)
Funds withheld under reinsurance		(175)	(291)	(1,450)
Reinsurance recoverables and deposit assets		1,280	1,186	186
Accrued investment income		(60)	(148)	78
Working capital and other		(182)	45	(492)
Cash flows from operating activities		2,614	4,569	1,507
Investing activities
Acquisition of subsidiary, net of cash acquired		0	10,843	(346)
Disposition of business, net of cash disposed		0	0	72
Purchase of investments:
Available-for-sale fixed maturity securities		(19,069)	(15,323)	(4,764)
Equity securities		(480)	(709)	(636)
Mortgage loans on real estate		(1,801)	(2,180)	(566)
Private loans		(3,280)	(3,527)	(535)
Investment real estate and real estate partnerships		(1,480)	(2,377)	(1,359)
Investment funds		(3,694)	(517)	(808)
Short-term investments		(12,162)	(18,191)	(18,012)
Other invested assets		(321)	(265)	(19)
Proceeds from sales and maturities of investments:
Available-for-sale fixed maturity securities		10,750	11,836	5,871
Equity securities		358	145	174
Mortgage loans on real estate		3,043	2,324	671
Private loans		1,366	1,065	542
Investment real estate and real estate partnerships		218	336	102
Investment funds		598	514	235
Short-term investments		15,797	16,812	17,699
Other invested assets		224	102	39
Purchases of derivatives		(1,183)	(627)	(238)
Proceeds from sales and maturities of derivatives		1,135	1,315	66
Purchase of intangibles and property and equipment		(69)	(40)	(135)
Proceeds from sales of intangibles and property and equipment		0	34	91
Change in collateral held for derivatives		283	(79)	243
Other		95	(58)	(196)
Cash flows from investing activities		(9,672)	1,433	(1,809)
Financing activities
Return of capital to common stockholders		(112)	(14)	(5)
Borrowings from related parties		127	1,994	614
Repayment of borrowings to related parties		(41)	(2,241)	(297)
Borrowings from external parties		4,373	4,728	2,242
Repayment of borrowings to external parties		(3,234)	(4,546)	(2,729)
Borrowings issued to reinsurance entities		3	63	0
Repayment of borrowings issued to reinsurance entities		(27)	(129)	0
Policyholders’ account deposits		17,650	10,865	4,920
Policyholders’ account withdrawals		(10,299)	(8,753)	(2,281)
Debt issuance costs		(14)	(4)	0
Proceeds from repurchase agreement		106	364	313
Repayments of repurchase agreement		(106)	(363)	(313)
Issuance of capital to non-controlling interests	[1]	299	4	1
Redemptions to non-controlling interests	[1]	(828)	0	0
Distributions to non-controlling interests		(87)	(46)	0
Cash flows from financing activities		7,810	1,922	2,465
Cash and cash equivalents
Cash and cash equivalents, beginning of year		12,243	4,308	2,145
Net change during the year		752	7,924	2,163
Foreign exchange on cash balances held in foreign currencies		19	11	0
Cash and cash equivalents, end of year		13,014	12,243	4,308
Supplementary cash flow disclosure
Cash taxes paid (net of refunds received)		35	(28)	68
Cash interest paid		246	318	123
Non-cash transactions:
Investments received in connection with pension risk transfer transactions		175	2,292	0
Investments received in relation to the issuance of common stock		3,785	2,119	0
Investments received in connection with the sale of investment funds		786	0	0
Equity securities transferred as consideration paid for acquisition of a subsidiary		$ 0	$ 1,111	$ 0

[1]	Adjusted to present the issuance and redemption of capital to non-controlling interests separately.